Deferred Revenue (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenue
Amount of revenues recognized included in the deferred revenue	¥ 7,319.4	¥ 5,737.3
Transaction price allocated to unsatisfied performance obligations	¥ 8,602.2
Explanation of expected timing of satisfaction remaining performance obligation	The Group expect to recognize a significant majority of this balance as revenue over the next 12 months, and the remainder thereafter.